UNITED STATES
    SECURITIES AND EXCHANGE COMMISSION
          Washington, DC 20549
                 FORM 13F
           FORM 13F COVER PAGE

Report for the Calender Year of Quarter Ended: December 31, 2002
Check here if Amendment[ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       McDonnell Investment Management, Inc.
Address:    1515 West 22nd Street
            Oak Brook, IL 60523


13F File Number: Pending

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name       Paul Carter
Title      Compliance Officer
Phone      (630) 684-8646
Signature, Place, and Date of Signing:

_/s/_Paul_Carter_ in Chicago, IL on 11/12/03


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  120
Form 13F Information Table Value Total (x 1000): 93,406


List of Other Included Managers:
No.    13F File Number:      Name:

                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS    SOLE  SHARED     NONE
- ------------------------------ ---------------- --------- -------- -------- --- ---- ------- --------- ------- ------- --------

AOL TIME WARNER                  COM    	00184A105   578     44,149  SH        Sole         		         44,149
AT&T WIRELESS                    COM    	00209A106   367     64,954  SH        Sole          		         64,954
ABBOTT LABORATORIES              COM    	002824100   867     21,675  SH        Sole          		         21,675
AIR PRODUCTS & CHEMICALS INC     COM    	009158106    12        275  SH        Sole                      	    275
ALCOA INC                        COM    	013817101    62      2,725  SH        Sole                    		  2,725
ALLSTATE CORP                    COM    	020002101   881     23,815  SH        Sole                   		 23,815
AMERADA HESS                     COM    	023551104    12        225  SH        Sole                      	    225
AMERICAN EXPRESS COMPANY         COM    	025816109   808     22,860  SH        Sole                   		 22,860
AMERICAN INTERNATIONAL GROUP     COM    	026874107 1,915     33,095  SH        Sole                  		 33,095
AMGEN INC                        COM    	031162100 1,010     20,890  SH        Sole                   		 20,890
AMSOUTH BANCORPORATION           COM    	032165102   724     37,685  SH        Sole                   		 37,685
APACHE CORP                      COM    	037411105    68     11,930  SH        Sole                   		 11,930
APPLIED MATERIALS INC            COM    	038222105   459     35,245  SH        Sole                  		 35,245
AUTOMATIC DATA PROCESSING        COM    	053015103   635     16,175  SH        Sole                   		 16,175
BANK OF AMERICA CORP             COM    	060505104 1,469     21,115  SH        Sole                   		 21,115
BANK ONE CORP                    COM    	06423A103   965     26,400  SH        Sole                   		 26,400
BAXTER INT'L                     COM    	071813109    50      1,800  SH        Sole                    		  1,800
BELLSOUTH CORP                   COM    	079860102   719     27,790  SH        Sole                   		 27,790
BOEING CO                        COM    	097023105   568     17,220  SH        Sole                   		 17,220
BRISTOL-MYERS SQUIBB CO          COM    	110122108   503     21,730  SH        Sole                   		 21,730
CIGNA CORP                       COM    	125509109   248      6,025  SH        Sole                    		  6,025
CARDINAL HEALTH INC              COM    	14149Y108   388      6,550  SH        Sole                    		  6,550
CENDANT CORPORATION              COM    	151313103    48      4,600  SH        Sole                    		  4,600
CHEVRONTEXACO CORP               COM   	 	166764100    94     14,220  SH        Sole                   		 14,220
CHUBB                            COM    	171232101    12        225  SH        Sole                  		    225
CISCO SYSTEMS INC                COM    	17275R102 1,213     92,620  SH        Sole                  		 92,620
CITIGROUP INC                    COM    	172967101 2,226     63,255  SH        Sole                  		 63,255
CLEAR CHANNEL                    COM    	184502102   511     13,695  SH        Sole                  		 13,695
COCA-COLA CO                     COM    	191216100 1,406     32,060  SH        Sole                  		 32,060
COMCAST CORP                     COM    	20030N101     7        318  SH        Sole                  		    318
COMCAST CORP                     COM    	20030N200    73      3,250  SH        Sole                   		  3,250
CONOCOPHILLIPS                   COM    	20825C104   125      2,575  SH        Sole                   		  2,575
DELL COMPUTER                    COM    	247025109   986     36,870  SH        Sole                  		 36,870
THE WALT DISNEY CO.              COM    	254687106   682     41,800  SH        Sole                 	         41,800
DU PONT (E.I.) DE NEMOURS        COM    	263534109   976     23,025  SH        Sole                   		 23,025
EMC CORP/MASS                    COM    	268648102    36      5,800  SH        Sole                   		  5,800
EATON CORP                       COM    	278058102   246      3,150  SH        Sole                   		  3,150
ELECTRONIC DATA SYSTEMS CORP     COM    	285661104   168      9,090  SH        Sole                    		  9,090
EQUITY RESIDENTIAL PROPS TR      COM    	29476L107 1,087     44,220  SH        Sole                  		 44,220
EXXON MOBIL                      COM    	30231G102 2,389     68,385  SH        Sole                   		 68,385
FEDERAL HOME LOAN MG             COM    	313400301   699     11,840  SH        Sole                   		 11,840
FANNIE MAE                       COM    	313586109   899     13,975  SH        Sole                  		 13,975
FEDERATED DEPARTMENT STORES      COM    	31410H101   396     13,760  SH        Sole                   		 13,760
FEDEX CORPORATION                COM    	31428X106   398      7,335  SH        Sole                   		  7,335
FIRST DATA CORP                  COM    	319963104   659     18,605  SH        Sole                  		 18,605
FIRSTENERGY CORP                 COM    	337932107   876     26,570  SH        Sole                  		 26,570
FORD MOTOR CO                    COM    	345370860   153     16,475  SH        Sole                  		 16,475
GANNETT CO                       COM    	364730101   739     10,295  SH        Sole               		 10,295
GENERAL DYNAMICS CORP            COM   		369550108   447      5,630  SH        Sole                   		  5,630
GENERAL ELECTRIC CO.             COM    	369604103 2,765    113,570  SH        Sole                	 	113,570
GENERAL MOTORS                   COM    	370442105   467     12,680  SH        Sole                  		 12,680
GOLDMAN SACHS GROUP INC          COM    	38141G104   107      1,575  SH        Sole                    		  1,575
HEWLETT-PACKARD CO.              COM    	428236103   841     48,470  SH        Sole                   		 48,470
HOME DEPOT INC                   COM    	437076102   800     33,320  SH        Sole                   		 33,320
HONEYWELL INTERNATIONAL INC      COM    	438516106   234      9,770  SH        Sole                   		  9,770
ILLINOIS TOOL WORKS              COM    	452308109   880     13,565  SH        Sole                   		 13,565
INTEL CORP                       COM    	458140100 1,297     83,280  SH        Sole                   		 83,280
INTL BUSINESS MACHINES CORP      COM    	459200101 1,755     22,645  SH        Sole                  		 22,645
INT'L PAPER                      COM    	460146103   646     18,475  SH        Sole                 		 18,475
JP MORGAN CHASE & CO             COM    	46625H100   816     34,019  SH        Sole                  		 34,019
JOHNSON & JOHNSON                COM    	478160104 1,926     35,860  SH        Sole                   		 35,860
KERR MCGEE                       COM    	492386107   709     15,995  SH        Sole                   		 15,995
KNIGHT RIDDER INC                COM    	499040103   636     10,050  SH        Sole                   		 10,050
KOHLS CORP                       COM    	500255104   590     10,540  SH        Sole                  		 10,540
LEHMAN BROTHERS HOLDINGS         COM    	524908100   512      9,610  SH        Sole                    		  9,610
LILLY (ELI) & CO                 COM    	532457108 1,033     16,260  SH        Sole                   		 16,260
LOEWS CORP                       COM    	540424108   389      8,745  SH        Sole                  		  8,745
LOWES COS INC                    COM    	548661107   568     15,145  SH        Sole                  		 15,145
MBNA CORP                        COM    	55262L100   635     33,395  SH        Sole                  		 33,395
MAXIM INTEGRATED PRODUCTS        COM    	57772K101   467     14,125  SH        Sole                 		 14,125
MCDONALDS CORPORATION            COM    	580135101   588     36,595  SH        Sole                  		 36,595
MEDTRONIC INC                    COM    	585055106   965     21,160  SH        Sole                   		 21,160
MERCK & CO.                      COM    	589331107 1,616     28,555  SH        Sole                   		 28,555
MERRILL LYNCH & CO               COM    	590188108   716     18,870  SH        Sole                   		 18,870
MICROSOFT CORP                   COM    	594918104 3,371     65,205  SH        Sole                   		 65,205
MICRON TECHNOLOGY                COM    	595112103     3        325  SH        Sole                     		    325
MOTOROLA INC                     COM    	620076109   361     41,735  SH        Sole                  		 41,735
NEXTEL COMMUNICATIONS INC-A      COM    	65332V103     3        250  SH        Sole                      	    250
NIKE INC - CL B                  COM    	654106103   471     10,595  SH        Sole                   		 10,595
NORFOLK SOUTHERN CORP            COM    	655844108     7        375  SH        Sole                      	    375
NORTHROP GRUMMAN CORP            COM    	666807102    68        700  SH        Sole                      	    700
OCCIDENTAL PETROLEUM CORP        COM    	674599105   694     24,405  SH        Sole                  		 24,405
ORACLE CORPORATION               COM    	68389X105   842     77,960  SH        Sole                   		 77,960
PPL CORP                         COM    	69351T106     9        250  SH        Sole                      	    250
PEPSICO                          COM    	713448108 1,160     27,480  SH        Sole                  		 27,480
PFIZER INC                       COM    	717081103 2,224     72,750  SH        Sole                   		 72,750
PHARMACIA CORPORATION            COM    	71713U102   487     11,640  SH        Sole                   		 11,640
PHILIP MORRIS COMPANIES          COM    	718154107 1,286     31,740  SH        Sole                   		 31,740
PROCTER & GAMBLE CO              COM    	742718109 1,484     17,265  SH        Sole                   		 17,265
QUALCOMM                         COM    	747525103   546     15,015  SH        Sole                   		 15,015
REGIONS FINANCIAL                COM    	758940100 1,177     35,270  SH        Sole                   		 35,270
RELIANT RESOURCES INC            COM    	75952B105     1        374  SH        Sole                      	    374
SBC COMMUNICATIONS INC           COM    	78387G103 1,160     42,780  SH        Sole                   		 42,780
S & P 500 DEPOSITARY RECEIPT     COM    	78462F103 9,962    112,905  SH        Sole                 		112,905
SCHERING-PLOUGH CORP             COM    	806605101   590     26,585  SH        Sole                  		 26,585
SCHLUMBERGER LTD                 COM    	806857108   700     16,625  SH        Sole                  		 16,625
SEARS ROEBUCK & CO               COM    	812387108    44      1,850  SH        Sole                    		  1,850
SIEBEL SYSTEMS INC               COM    	826170102    17      2,325  SH        Sole                   		  2,325
STARWOOD HOTELS & RESORTS WORL   COM    	85590A203   306     12,875  SH        Sole                   		 12,875
SUN MICROSYSTEMS INC             COM    	866810104   215     69,040  SH        Sole                   		 69,040
TARGET CORP                      COM    	87612E106   631     21,045  SH        Sole                   		 21,045
TENET HEALTHCARE CORPORATION     COM    	88033G100    94      5,750  SH        Sole                    		  5,750
TEXAS INSTRUMENTS INC            COM    	882508104   471     31,370  SH        Sole                 		 31,370
3M CO                            COM    	88579Y101   465      3,775  SH        Sole                    		  3,775
U S T                            COM    	902911106   559     16,710  SH        Sole                  		 16,710
US BANCORP                       COM    	902973304   596     28,080  SH        Sole                  		 28,080
UNITED PARCEL SERVICE INC        COM    	911312106   150      2,375  SH        Sole                    		  2,375
UNITED TECHNOLOGIES CORP         COM    	913017109   732     11,810  SH        Sole                   		 11,810
UNITEDHEALTH GROUP INC           COM    	91324P102   754      9,025  SH        Sole                    		  9,025
VANGUARD 500 INDEX FUND          COM    	922908108   583      7,179  SH        Sole                    		  7,179
VERITAS SOFTWARE CORP            COM    	923436109     4        250  SH        Sole                      	    250
VERIZON COMMUNICATIONS           COM    	92343V104 1,194     30,801  SH        Sole                 		 30,801
VIACOM 'B'                       COM    	925524308 1,016     24,935  SH        Sole                   		 24,935
WAL-MART STORES                  COM    	931142103 2,672     52,905  SH        Sole                      	 52,905
WALGREEN CO                      COM    	931422109   574     19,665  SH        Sole                   		 19,665
WELLS FARGO                      COM    	949746101 1,180     25,170  SH        Sole                  		 25,170
WEYERHAEUSER CO                  COM    	962166104    90      1,825  SH        Sole                    		  1,825
WHIRLPOOL CORP                   COM    	963320106   172      3,300  SH        Sole                    		  3,300
YAHOO!                           COM    	984332106     2        100  SH        Sole                      	    100


</SEC-DOCUMENT>